Mezzanine Equity (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 01, 2020	Feb. 29, 2020	Dec. 31, 2021	Jul. 31, 2020
Mezzanine Equity (Details) [Line Items]
Issuance costs	$ 0.1
Net proceeds	25.8
Additional paid-in capital	2.1
Gross proceeds			$ 50.0
Series A-3 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Total proceeds	$ 25.8
Series A-1 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Converted accrued interest (in Shares)	3,673,228
Series A-2 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Converted accrued interest (in Shares)	1,973,106	1,973,106
Series A-4 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Total proceeds				$ 10.0
Investors [Member] | Series A-3 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)	3,271,139
Investors [Member] | Series A-4 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)				892,857
Liquidation Preference [Member] | Series A-3 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference			25.8
Liquidation Preference [Member] | Series A-1 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference			2.1
Liquidation Preference [Member] | Series A-2 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference			3.0
Liquidation Preference [Member] | Series A-4 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference			$ 10.0